PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Prepaid Expenses And Other Current Assets Abstract
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

	June 30,	December 31,
	2024	2023

Receivable from the German authorities (1)	438	512
Income tax receivable	1,708	867
Interest from bank deposits	813	529
Value Added Tax (VAT) receivable	621	960
Prepaid uniforms	1,262	712
Prepaid insurance	606	532
Prepaid licenses and training	391	541
Prepaid rent	318	365
Other	2,988	2,107
	$9,145	$7,125

1.
In Germany, the employees are eligible for payroll support. The Company paid its German employees their full salary and subsequently, the Company was reimbursed by the German government for the payroll support amount.